Financial Assets - Non-current and current loans (Details) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 CAD ($)	Oct. 31, 2024 EUR (€)	Feb. 01, 2021 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 28, 2018 USD ($)	Dec. 28, 2018 EUR (€)
Disclosure of financial assets [line items]
Loans to third parties	€ 8	€ 20
Total current and non-current loans	145	234
Amount relating to cash pooling arrangements included in loans to related parties	11	82
Amount relating to compensation for sale of shares included in loans to related parties	124
Grifols Canada Plasma, Inc. (formerly Canadian Plasma Resources Corporation)
Disclosure of financial assets [line items]
Loans | $				$ 2
Haema Plasma Kft.
Disclosure of financial assets [line items]
Percentage of interest acquired					100.00%
Consideration		35			€ 35	€ 35
Scranton Plasma B V
Disclosure of financial assets [line items]
Loans	124	132							$ 95	€ 87
Dividends paid and used to compensate loans	87
Loans to related parties							$ 95	€ 87
Increase (decrease) in loan amount			€ 15
Amount relating to compensation for sale of shares included in loans to related parties		132							$ 95	€ 87
Scranton Plasma B V | BPC Plasma, Inc and Haema, AG
Disclosure of financial assets [line items]
Dividends paid and used to compensate loans	26	40	€ 266
Loans to associates
Disclosure of financial assets [line items]
Loans	2
Loans to related parties	2
Loans to related parties
Disclosure of financial assets [line items]
Loans	135	214
Loans to related parties	€ 135	€ 214